Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (8,417,000)	$ (3,644,000)	$ (22,492,075)	$ (31,513,389)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	305,000	247,000	1,150,471	24,179
Provision for credit losses on accounts receivable	(15,000)	(10,000)	17,131	18,462
Non-cash share issuance for marketing expenses				245,252
Non-cash shares issued for consulting expenses		233,000	974,261
Non-cash settlement of GEM commitment fee				200,000
Discount at issuance on notes carried at fair value		16,000	1,671,996	747,962
Non-cash share issuance for Yorkville redemption premium				80,760
Amortization of debt discount and issuance costs - related party				1,393,785
Amortization of operating lease right-of-use assets	7,000	6,000	16,694	137,717
Stock based compensation expense	1,308,000	337,000	2,679,231	1,165,680
Gain on release of Vidello revenue holdback			(973,000)
Gain on extinguishment of liability		(4,343,000)	(4,488,627)	(680,762)
Gain on release of due to related party			(67,118)
Loss on conversion and settlement of Alco promissory notes - related party				4,808,882
Loss on conversion and settlement of CP BF notes - related party				6,529,402
Loss on debt issuance	49,000	274,000	444,000	653,208
Loss on issuance of term notes			110,500
Loss on issuance of convertible bridge notes			152,826
Loss on Private Placement Issuance	1,598,000		4,873,509
Loss on extinguishment of debt, net	6,000	1,770,000	(2,402,732)	(1,071,563)
Impairment loss				2,725,460
Other (gains) losses	(7,000)
Loss on SEPA issuance		385,000
Change in fair value of bifurcated embedded derivative asset - related party			54,000	(51,000)
Change in fair value of convertible notes, carried at fair value	(373,000)	159,000	(1,987,203)	693,000
Change in fair value of convertible promissory notes
Change in fair value of term notes			173,055	88,588
Change in fair value of convertible bridge notes			(46,253)	(10,176)
Changes in operating assets and liabilities:
Accounts receivable	56,000	(82,000)	209,987	15,828
Prepaid expenses and other current assets	(410,000)	(188,000)	198,585	551,645
Other assets		(3,000)	7,154	27,227
Accounts payable	477,000	(610,000)	(381,632)	1,012,281
Deferred revenue	(95,000)	37,000	(740,066)	(6,315)
Accrued expenses	(286,000)	(213,000)	110,421	498,051
Operating lease liabilities	(8,000)	(5,000)	(15,960)	(237,607)
Earnout liability	(491,000)	170,000	587,784	(44,549)
Deferred revenue – long-term	23,000	(6,000)	(23,917)	10,573
Deferred tax liability	(52,000)	(25,000)	(256,310)	10,115
Other long-term liabilities				(75,000)
Net cash used in operating activities	(5,501,000)	(4,974,000)	(15,706,619)	(9,575,403)
Cash flows from investing activities:
Cash paid for acquisition of Vidello, net of cash acquired		(2,677,000)	(2,677,480)
Cash paid for asset acquisition of Superblocks			(1,500)
Cash acquired in acquisition of OpenReel				82,219
Net cash provided by (used in) investing activities		(2,677,000)	(2,678,980)	82,219
Cash flows from financing activities:
Payment of GEM commitment fee promissory note		(215,000)	(215,057)	(1,200,000)
Payment of Vidello transition holdback			(500,000)
Proceeds from related party advance				100,000
Repayment of related party advance			(100,000)
Repayments of private placement notes			(1,291,516)
Proceeds from Yorkville redemption premium				35,040
Proceeds received for exercise of Pre-Funded warrants				2,072
Payment of deferred offering costs – ATM			(238,330)
Proceeds from issuance of common stock and pre-funded warrants under private placement			329,996
Proceeds from shares issued to Verista			49,800
Repayment of convertible notes (Yorkville)	(647,000)	(1,877,000)	(4,514,664)	(750,000)
Proceeds from term notes, net of issuance costs	504,000	4,000,000	5,412,050	2,782,438
Repayment of term notes	(54,000)	(3,686,000)	(8,694,757)	(1,939,583)
Partial repayment of convertible notes - related party		(870,000)	(4,728,672)	(283,315)
Proceeds from issuance of convertible notes, net of issuance costs	2,121,000	3,258,000	9,975,654	2,602,000
Proceeds from issuance of shares to Yorkville under the SEPA	697,000	6,687,000	18,603,220	880,943
Proceeds from shares issued to Verista		50,000
Proceeds from issuance of common stock and warrants	2,726,000		3,545,799	6,257,368
Net cash provided by financing activities	5,347,000	7,347,000	17,633,523	8,486,963
Effect of exchange rate changes on cash and cash equivalents	32,000		(76,216)
Net decrease in cash	(122,000)	(304,000)	(828,292)	(1,006,221)
Cash at beginning of period	259,205	1,087,497	1,087,497	2,093,718
Cash at end of period	137,000	783,000	259,205	1,087,497
Supplemental disclosure of cash flow information:
Cash paid for interest			1,095,395	338,393
Cash paid for taxes			10,621	5,113
Non-cash investing and financing activities
Shares issued for Hudson consulting fee		233,000	974,261	166,501
Consideration transferred for acquisition of Vidello		1,662,000	1,661,677
Assets acquired in acquisition of OpenReel		8,393,000		24,484,460
Liabilities assumed in acquisition of OpenReel		3,986,000		3,657,540
Conversion of private placement convertible notes, carried at fair value	2,735,000
Shares issued for payment of outstanding debt	666,000		396,110
Shares issued for 1800 Diagonal Note conversions of debt	392,000
Loss on extinguishment of debt, net	(6,000)	(1,770,000)	2,402,732	1,071,563
Shares issued to Roth for advisory fee				578,833
Shares issued to GEM				784,943
Shares issued for marketing expenses				334,772
Shares issued to MZHCI for investor relations services				94,800
Shares issued to J.V.B for payment of outstanding debt				115,000
Shares issued for exercise of Pre-Funded warrants				2,072
Deemed dividend - Series A and Series B warrant modification				418,360
Shares issued to CP BF for debt restructuring				1,287,003
Warrants and pre-funded warrants issued to CP BF for debt restructuring				2,763,161
Premium issued as part of CP BF debt modification				4,079,225
Shares issued to Alco for debt restructuring				1,098,614
Warrants and pre-funded warrants issued to Alco for debt restructuring				7,768,006
Shares issued for payment to Verista		50,000	49,800
Shares issued to Perkins Coie LLP for payment of outstanding debt				919,700
Settlement of GEM commitment fee				200,000
Shares issued to Yorkville for commitment fee				115,800
Derecognition of Cantor fee				4,000,000
Assets acquired in acquisition of Vidello			8,393,172
Liabilities assumed in acquisition of Vidello			3,986,464
Consideration transferred for acquisition of OpenReel				20,826,920
Right-of-use assets obtained in exchange for lease obligations				76,269
Conversion of private placement convertible notes, carried at fair value			4,343,116
Shares issued for 1800 Diagonal Note conversions of debt			444,317
Shares issued to Yorkville of aggregate commitment fee				500,000
Issuance of convertible promissory note – GEM				1,000,000
Bifurcated embedded derivative liabilities at issuance – related party				12,000
Conversion of convertible notes - Yorkville				4,130,000
Conversion of convertible notes - related party				2,540,091
Related Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense	194,000	336,000	1,177,033
Change in fair value of financial instruments	22,000	45,000
Change in fair value of warrant liability			(2,300)	(572,700)
Nonrelated Party [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Non-cash interest expense				1,532,475
Change in fair value of financial instruments	$ 608,000	$ 140,000
Change in fair value of warrant liability			$ (1,243,528)	$ (626,000)